Document and Entity Information	0 Months Ended
May 06, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 06, 2015
Registrant Name	NEUBERGER BERMAN EQUITY FUNDS
Central Index Key	0000044402
Amendment Flag	false
Document Creation Date	May 06, 2015
Document Effective Date	May 08, 2015
Prospectus Date	May 08, 2015